RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Tables)	12 Months Ended
Mar. 31, 2025
Right-of-use Rou Assets And Lease Payable
SCHEDULE OF OPERATING LEASE ROU ASSETS AND LEASE LIABILITIES

	As of March 31,
	2024	2025
	US$	US$

Right-of-use asset	341,891	443,791
Less : Accumulated amortization	(87,055)	(301,266)
Right-of-use asset, net	254,836	142,525

	As of March 31,
	2024	2025
	US$	US$

Operating lease liabilities
Current portion	170,052	144,747
Non-current portion	88,426	981
Total	258,478	145,728

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION OF OPERATING LEASE

The following summarizes other supplemental information about the Company’s operating lease as of March 31, 2025:

Weighted average discount rate	5.25%
Weight average remaining lease term (years)	0.72 years